BUSINESS COMBINATION - Schedule of Elements of the Business Combination (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from issuance of common stock in Business Combination		$ 96,242	$ 0
Cash - Avista trust and cash, net of redemptions		9,103
Cash contributions from the Business Combination, net of transaction costs		96,242
Less: Transaction costs accrued not paid by OmniAb		(473)
Net Business Combination and related transactions		$ 95,769
Avista shares held by the sponsor (in shares)	4,456,701
Total shares issued in Business Combination, A&R FPA (in shares)	17,209,070
Shares issued for OmniAb common stock (in shares)	82,611,789
Earnout shares issued to OmniAb (in shares)	14,999,243
Common shares, shares outstanding (in shares)	114,820,102	115,218,229	0
Amended and Restated Forward Purchase Agreement - Backstop
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from issuance of common stock in Business Combination		$ 86,729
Issuance of shares to Sponsor (in shares)	8,672,934
Amended and Restated Forward Purchase Agreement
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from issuance of common stock in Business Combination		15,000
Issuance of shares to Sponsor (in shares)	1,500,000
Avista Public Acquisition Corp. II
Schedule Of Reverse Recapitalization [Line Items]
Less: Transaction costs paid at closing		(9,209)
OmniAb
Schedule Of Reverse Recapitalization [Line Items]
Less: Transaction costs paid at closing		$ (5,381)
Avista Acquisition LP II
Schedule Of Reverse Recapitalization [Line Items]
Issuance of common stock (in shares)	1,293,299
Avista Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Issuance of common stock (in shares)	1,286,136